Research and Development	12 Months Ended
Jun. 30, 2014
Research and Development [Abstract]
Research and Development
Research and Development
Research and development costs amounted to $410,132 in 2014, $406,613 in 2013 and $365,703 in 2012. These amounts include both costs incurred by the Company related to independent research and development initiatives as well as costs incurred in connection with research and development contracts. Costs incurred in connection with research and development contracts amounted to $55,916 in 2014, $58,916 in 2013 and $43,658 in 2012. These costs are included in the total research and development cost for each of the respective years.